Shareholder Report, Line Graph (Details) 74200008400_Franklin Templeton SMACS Series H_Single Class_TSR Annual {Class A} - USD ($)									12 Months Ended
	Aug. 31, 2025	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019	Jun. 03, 2019	Aug. 31, 2026
Class Advisor
Account Value [Line Items]
Line Graph and Table Measure Name									Franklin Templeton SMACS: Series H
Accumulated Value	$ 11,306	$ 11,402	$ 10,199	$ 9,964	$ 11,300	$ 10,102	$ 10,131	$ 10,000	$ 12,181
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Bloomberg Municipal Bond Index
Accumulated Value	$ 10,783	$ 10,775	$ 10,157	$ 9,986	$ 10,930	$ 10,571	$ 10,240	$ 10,000	$ 11,228